Other Current and Non-current Assets - Narratives (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 10, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Current and Non-current Assets
Loss on equity investments		$ 534	$ 333		$ 811	$ 565
CTTC
Other Current and Non-current Assets
Amount invested				$ 4,300
Ownership interest percentage				49.00%
Additional amount	$ 400						$ 2,500	$ 2,500
Interest rate (as a percent)							2.00%	2.00%
Loss on equity investments					700	$ 600
Carrying value of equity method investment		$ 0			$ 0